Financial liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of financial liabilities per maturity
This line item was broken down per maturity and is analyzed as follows:

In thousand euros	December 31, 2018	Impact of first application of IFRS16 (non cash)	January 1, 2019	Proceeds from borrowing	Proceeds from lease liabilities and other non cash effects	Repayments of borrowings and lease liabilities	December 31, 2019
BPI PTZI IPH41 (1)	750	—	750	—	—	(300)	450
Lease liabilities – Real estate property	1,345	—	1,345	—	—	(927)	418

Property transaction (down-payment)	(234)	—	(234)	—	—	161	(74)
Lease liabilities – Building "Le Virage"	—	1,099	1,099	—	623	(285)	1,437
Lease liabilities – Premises Innate Inc	—	—	—	—	496	—	496
Lease liabilities – Laboratory equipment	987	—	987	—	—	(172)	815
Lease liabilities – Vehicles	—	69	69	—	—	(32)	37
Loans – Equipment	372	—	372	—	—	(53)	319
Loans – Building (4)	1,300	—	1,300	13,900	—	(374)	14,826
Total	4,522	1,168	5,690	13,900	1,119	(1,982)	18,723
_____
(1)Interest-free loan

In thousand euros	December 31, 2019	Proceeds from borrowing	Proceeds from lease liabilities and other non cash effects	Repayments of borrowings and lease liabilities	December 31, 2020
BPI PTZI IPH41 (1)	450	—	—	(300)	150
BPI Refundable advance - FORCE(2)	—	1,360	94	—	1,454
Lease liabilities – Real estate property	418	—	—	(418)	—
Property transaction (down-payment)	(74)	—	—	74	—
Lease liabilities – Building "Le Virage"	1,437	—	1,114	(164)	2,387
Lease liabilities – Premises Innate Inc	496	—	—	(49)	447
Lease liabilities – Laboratory equipment	815	—	—	(176)	639
Lease liabilities – Vehicles	37	—	—	(16)	21
Lease liabilities - Printers	—	—	41	—	41
Loans – Equipment	319	—	—	(57)	262
Loans – Building (4)	14,826		—	(1,139)	13,687
Total	18,723	1,360	1,249	(2,245)	19,087
(1)Interest-free loan

In thousand euros	December 31, 2020	Proceeds from borrowing	Proceeds from lease liabilities and other non cash effects	Repayments of borrowings and lease liabilities	December 31, 2021
BPI PTZI IPH41 (1)	150	—		(150)	—
BPI Refundable advance - FORCE(2)	1,454	—	(1,454)	—	—
State guaranteed loan Société Générale (3)	—	20,000	—	—	20,000
State guaranteed loan BNP Paribas (3)	—	8,700	—	—	8,700
Lease liabilities – Building "Le Virage"	2,387	—	—	(512)	1,875
Lease liabilities – Premises Innate Inc	447	—	(16)	(40)	391
Lease liabilities – Laboratory equipment	639	—	—	(175)	464
Lease liabilities – Vehicles	21	—	62	(30)	53
Lease liabilities - Printers	41	—	—	(6)	35
Loans – Equipment	262	—	—	(53)	209
Loans – Building (4)	13,687	—	—	(1,162)	12,525
Total	19,087	28,700	(1,408)	(2,128)	44,251

(1) In 2013, the Company was granted an interest-free loan for innovation (“PTZI”) by BPI France relating to the program lacutamab IPH4102 for an amount of €1,500 thousand.
(2) As a reminder, on August 11, 2020, the Company signed a financing contract with Bpifrance Financement as part of the program set up by the French government to help develop a therapeutic solution with a preventive or curative aim against COVID-19. This funding, for a maximum amount of € 6.8m, consisted of (i) an advance repayable only in the event of technical and commercial success and (ii) a non-repayable grant. This funding should have been received in four successive installments. The first tranche of 1.7 million euros was paid at signing, and the other three tranches should be received after successful completion of certain clinical milestones, particularly around Phase 2 of the FORCE trial. The portion relating to the repayable advance included in this first tranche amounted to €1,454 thousand as of December 31, 2020 (including actualization). As of December 31, 2021, this financing is considered by the Company to be non-refundable, in accordance with the terms of the agreement, in light of the technical and commercial failure of the project based on the results of the Phase 2 "Force" trial evaluating avdoralimab in COVID-19, published on July 6, 2021 (see note 13.2).
(3) On January 5, 2022, the Company announced that it had obtained €28.7 million in non-dilutive financing in the form of two State Guaranteed Loans from Société Générale (€20.0 million) and BNP Paribas (€8.7 million). The Company received the funds related to these two loans on December 27 and 30, 2021 respectively. Both loans have an initial maturity of one year with an option to extend to five years. They are 90% guaranteed by the French government as part of the package of measures put in place by the French government to support companies during the COVID-19 pandemic. As of December 31, 2021, the Company does not plan to use the options to extend the principal repayment of these loans.
The effective interest rate applied to these contracts is 0.5% which is the contractual rate for repayment within one year.
(4) On July 3, 2017, the Company borrowed from the Bank “Société Générale” in order to finance the construction of its future headquarters. This loan amounting to a maximum of €15,200 thousand will be raised during the period of the construction in order to pay the supplier payments as they become due. As of December 31, 2018 and 2019, the loan was raised at an amount of €1,300 thousand.

Disclosure of schedule for the contractual flows of financial liabilities
The table below shows the schedule for the contractual flows (principal only) as of December 31, 2019, 2020 and 2021 respectively :

In thousand euros	Year ended December 31,
Current financial liabilities	2019	2020	2021
BPI PTZI IPH41	300	150	—
BPI Refundable advance - FORCE	—	—	—
State guaranteed loan Société Générale	—	—	20,000
State guaranteed loan BNP Paribas	—	—	8,700
Lease finance obligations – Real estate property	344	—	—
Lease finance obligations – Rent Le Virage	77	511	522
Lease liabilities – Premises Innate Inc	25	72	74
Lease finance obligations – Laboratory equipment	175	175	177
Lease liabilities – Vehicles	16	13	23
Lease liabilities - Printers	—	6	8
Loans - Equipment	55	55	55
Loans - Building	1,139	1,161	1,187
Total – Current financial liabilities	2,130	2,142	30,748

In thousand euros	Year ended December 31,
Non-Current financial liabilities	2019	2020	2021
BPI PTZI IPH41(1)	150	—	—
BPI Refundable advance - FORCE	—	1,454	—
State guaranteed loan Société Générale	—	—	—
State guaranteed loan BNP Paribas	—	—	—

Lease finance obligations – Real estate property	—	—	—
Lease finance obligations – Building Le Virage	1,360	1,876	1,352
Lease liabilities – Premises Innate Inc	471	375	317
Lease finance obligations – Laboratory equipment	640	463	287
Lease finance obligations – Vehicles	21	8	30
Lease liabilities - Printers	—	35	26
Loans - Equipment	264	208	154
Loans - Building	13,687	12,526	11,338
Total – Non-Current financial liabilities	16,593	16,945	13,503

Disclosure of maturity analysis for non-derivative financial liabilities
The table below shows the schedule for the contractual flows (being principal and interest payments):

(in thousands of euro)	≤ 1 year	2 to 5 years included	≥ 5 years	Total
BPI PTZI IPH41	—	—	—	—
BPI Refundable advance - FORCE	—	—	—	—
State guaranteed loan Société Générale	20,100	—	—	20,100
State guaranteed loan BNP Paribas	8,744	—	—	8,744
Lease finance obligations – Real estate property	—	—	—	—
Down-payment	—	—	—	—
Lease finance obligations – Rent Le Virage	558	1,396	—	1,954
Lease liabilities – Premises Innate Inc.	80	346	—	426
Lease liabilities – Laboratory equipment	179	289	—	468
Lease liabilities – Vehicles	23	30	—	53
Lease liabilities - Printers	9	27	—	36
Loans – Equipment	57	156	—	213
Loan – Building	1,427	5,706	6,538	13,671
Total	31,177	7,950	6,538	45,668